UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22066

Cornerstone Progressive Return Fund

(Exact name of registrant as specified in charter)

7 Dawson Street Huntington Station, New York	11746
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

AST Fund Solutions, LLC 7 Dawson Street	Huntington Station, NY 11746
(Name and address of agent for service)

Registrant's telephone number, including area code:  (866) 668-6558

Date of fiscal year end:      December 31

Date of reporting period:    March 31, 2014

Item 1.  Schedule of Investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2014 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 98.85%
CLOSED-END FUNDS - 86.14%
CONVERTIBLE SECURITIES - 0.54%
AllianzGI Equity & Convertible Income Fund	46,716	$908,626

CORE - 3.54%
Adams Express Company (The)	78,269	1,015,932
Advent/Claymore Enhanced Growth & Income Fund	44,037	448,297
Cohen & Steers Dividend Majors Fund, Inc.	32,205	497,245
General American Investors Company, Inc.	39,042	1,375,450
Guggenheim Equal Weight Enhanced Equity Income Fund	96,351	1,813,326
Tri-Continental Corporation	38,091	764,867
		5,915,117
CORPORATE DEBT INVESTMENT GRADE-RATED - 0.70%
Cutwater Select Income Fund	1	26
MFS Intermediate Income Trust	193,045	999,973
Morgan Stanley Income Securities Inc.	2,448	42,938
Transamerica Income Shares, Inc.	5,705	118,327
Western Asset/Claymore Inflation-Linked Securities & Income Fund	1,000	11,680
		1,172,944
CORPORATE DEBT INVESTMENT GRADE-RATED (LEVERAGED) - 0.00%
John Hancock Income Securities Trust	355	5,148

DEVELOPED MARKET - 0.44%
Aberdeen Israel Fund, Inc.	1,521	27,515
Aberdeen Singapore Fund, Inc.	26,484	330,229
New Ireland Fund, Inc. (The)	21,855	314,056
Swiss Helvetia Fund, Inc. (The)	4,535	65,213
		737,013
EMERGING MARKETS - 2.56%
First Trust/Aberdeen Emerging Opportunity Fund	34,215	616,554
ING Emerging Markets High Dividend Equity Fund	156,470	1,869,816
Morgan Stanley Eastern Europe Fund, Inc.	1,825	32,850
Morgan Stanley India Investment Fund, Inc. *	77,869	1,520,003
Templeton Russia and East European Fund, Inc.	18,815	247,605
		4,286,828
EMERGING MARKETS DEBT - 1.53%
Global High Income Fund Inc.	2,100	20,727
Morgan Stanley Emerging Markets Debt Fund, Inc.	2,871	28,423
Stone Harbor Emerging Markets Income Fund	53,264	985,384
Western Asset Emerging Markets Debt Fund Inc.	65,209	1,134,637
Western Asset Emerging Markets Income Fund Inc.	31,641	390,450
		2,559,621
FLEXIBLE INCOME - 0.65%
MFS Charter Income Trust	118,539	1,082,261

ENERGY MLP - 5.13%
ClearBridge Energy MLP Fund Inc.	68,720	1,830,014
ClearBridge Energy MLP Opportunity Fund Inc.	42,850	964,125
ClearBridge Energy MLP Total Return Fund Inc.	51,905	1,115,957
First Trust MLP and Energy Income Fund	29,606	585,903
Nuveen Energy MLP Total Return Fund	212,625	4,082,400
		8,578,399

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2014 (Unaudited)

Description	No. of Shares	Value
GENERAL & INSURED LEVERAGED - 4.75%
BlackRock MuniHoldings Quality Fund II, Inc.	69,501	$885,443
Eaton Vance National Municipal Opportunities Trust	7,056	136,816
Eaton Vance Tax-Advantaged Bond and Option Strategies Fund	16,836	233,347
Invesco Advantage Municipal Income Trust II	133,008	1,461,758
Invesco Municipal Opportunity Trust	50,199	612,428
Invesco Municipal Trust	31,550	381,755
Invesco Trust for Investment Grade Municipals	119,422	1,528,602
Invesco Value Municipal Income Trust	0	7
Managed Duration Investment Grade Municipal Fund	700	9,016
MFS Investment Grade Municipal Trust	28,806	258,102
Nuveen Dividend Advantage Municipal Fund 3	113,826	1,491,121
Nuveen Dividend Advantage Municipal Income Fund	33,515	446,755
Nuveen Quality Municipal Fund, Inc.	506	6,457
Nuveen Select Quality Municipal Fund, Inc.	37,570	497,427
		7,949,034
GENERAL BOND - 0.39%
Eaton Vance Limited Duration Income Fund	3,309	50,462
MFS Multimarket Income Trust	91,553	597,841
		648,303
GLOBAL - 11.90%
Alpine Global Dynamic Dividend Fund	205,305	2,055,103
Alpine Global Total Dynamic Dividend Fund	973,729	8,169,586
Calamos Global Dynamic Income Fund	127,331	1,144,706
Clough Global Allocation Fund	10,902	165,492
Delaware Enhanced Global Dividend and Income Fund	159,250	1,958,775
Gabelli Global Utility & Income Trust (The)	30,250	601,370
ING Infrastructure, Industrials and Materials Fund	11,301	198,672
Nuveen Global Value Opportunities Fund	127,175	1,665,993
Virtus Total Return Fund	240,019	1,060,884
Wells Fargo Advantage Global Dividend Opportunity Fund	366,859	2,887,180
		19,907,761
GLOBAL INCOME - 1.65%
Aberdeen Global Income Fund, Inc.	13,811	150,264
First Trust/Aberdeen Global Opportunity Income Fund	13,647	190,376
Legg Mason BW Global Income Opportunities Fund Inc.	40,796	716,378
Nuveen Global Income Opportunities Fund	32,372	374,544
Nuveen Multi-Currency Short-Term Government Income Fund	125,855	1,320,219
		2,751,781
HIGH CURRENT YIELD (LEVERAGED) - 1.86%
BlackRock Corporate High Yield Fund VI, Inc.	21,933	268,899
BlackRock Debt Strategies Fund, Inc.	5,972	24,485
DWS High Income Opportunities Fund, Inc.	71,016	1,037,544
DWS High Income Trust	62,785	589,551
First Trust Strategic High Income Fund II	15,432	245,832
Franklin Universal Trust	52,076	375,468
Invesco High Income Trust II	13,322	220,079
MFS Intermediate High Income Fund	38,669	114,074
Neuberger Berman High Yield Strategies Fund Inc.	17,142	233,474
		3,109,406
HIGH YIELD - 0.71%
First Trust High Income Long/Short Fund	50,939	903,148
Western Asset High Income Opportunity Fund Inc.	16,097	97,387
Western Asset Managed High Income Fund Inc.	31,664	181,435
		1,181,970
HIGH YIELD MUNICIPAL DEBT - 0.20%
MFS High Income Municipal Trust	70,947	336,998

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2014 (Unaudited)

Description	No. of Shares	Value
INCOME & PREFERRED STOCK - 4.79%
Calamos Strategic Total Return Fund	377,477	$4,197,544
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	8,922	212,344
John Hancock Preferred Income Fund II	1,343	26,806
John Hancock Premium Dividend Fund	67,256	870,965
LMP Capital and Income Fund Inc.	88,642	1,427,136
Nuveen Quality Preferred Income Fund	26,525	213,526
Nuveen Quality Preferred Income Fund 3	92,642	775,413
Nuveen Tax-Advantaged Dividend Growth Fund	18,322	280,327
		8,004,061
LOAN PARTICIPATION - 2.79%
BlackRock Floating Rate Income Strategies Fund, Inc	12,400	180,668
BlackRock Floating Rate Income Trust	8,434	120,100
Eaton Vance Floating-Rate Income Trust	84,847	1,332,098
First Trust Senior Floating Rate Income Fund II	43,356	626,494
ING Prime Rate Trust	57,295	332,311
Nuveen Credit Strategies Income Fund	181,439	1,725,485
Nuveen Senior Income Fund	48,244	345,427
		4,662,583
NATURAL RESOURCES - 9.38%
BlackRock Energy and Resources Trust	79,431	1,918,259
BlackRock Real Asset Equity Trust	597,924	5,321,524
BlackRock Resources & Commodities Strategy Trust	457,446	5,260,629
ING Risk Managed Natural Resources Fund	111,278	1,175,096
Petroleum & Resources Corporation	71,977	2,009,598
		15,685,106
OPTION ARBITRAGE/OPTIONS STRATEGIES - 5.29%
BlackRock Enhanced Equity Dividend Trust	10,900	86,546
BlackRock Global Opportunities Equity Trust	250,786	3,668,999
BlackRock International Growth and Income Trust	445,042	3,587,038
ING Asia Pacific High Dividend Equity Income Fund	56,960	725,101
ING Global Advantage and Premium Opportunity Fund	64,489	771,288
		8,838,972
PACIFIC EX JAPAN - 2.34%
Aberdeen Greater China Fund, Inc.	100,460	971,448
China Fund, Inc. (The)	129,290	2,574,164
Taiwan Fund, Inc. *	19,452	366,670
		3,912,282
REAL ESTATE - 15.91%
Alpine Global Premier Properties Fund	305,154	2,151,336
CBRE Clarion Global Real Estate Income Fund	638,869	5,334,556
Cohen & Steers Preferred Securities and Income Fund, Inc.	459,844	7,817,348
Cohen & Steers Quality Income Realty Fund, Inc.	542,870	5,716,421
Cohen & Steers Total Return Realty Fund, Inc.	27,829	356,489
LMP Real Estate Income Fund Inc.	128,601	1,394,035
Neuberger Berman Real Estate Securities Income Fund Inc.	361,756	1,707,488
Nuveen Diversified Dividend and Income Fund	105,519	1,234,572
Nuveen Real Estate Income Fund	4,600	49,266
RMR Asia Pacific Real Estate Fund	45,838	850,752
		26,612,263
SECTOR EQUITY - 1.13%
First Trust Specialty Finance and Financial Opportunities Fund	4,900	37,730
GAMCO Natural Resources, Gold & Income Trust by Gabelli	133,934	1,387,556
John Hancock Financial Opportunities Fund	19,207	462,312
		1,887,598
U.S. MORTGAGE - 0.53%
First Trust Mortgage Income Fund	37,099	583,938
Nuveen Mortgage Opportunity Term Fund	3,000	70,410
Nuveen Mortgage Opportunity Term Fund 2	9,618	224,580
		878,928
UTILITY - 7.43%
BlackRock EcoSolutions Investment Trust	133,019	1,070,803
BlackRock Utility and Infrastructure Trust	133,645	2,533,909
Brookfield Global Listed Infrastructure Income Fund Inc.	93,767	2,001,925
Cohen & Steers Infrastructure Fund, Inc.	55,885	1,233,941
Duff & Phelps Global Utility Income Fund Inc.	91,745	1,815,634
Reaves Utility Income Fund	136,085	3,776,359
		12,432,571

TOTAL CLOSED-END FUNDS		144,045,574

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2014 (Unaudited)

Description	No. of Shares	Value
COMMODITY POOL - 0.07%
Nuveen Diversified Commodity Fund	7,729	$122,736

CONSUMER DISCRETIONARY - 1.82%
Comcast Corporation - Class A	24,358	1,218,387
DIRECTV *	4,000	305,680
Johnson Controls, Inc.	7,000	331,240
Macy's, Inc.	2,000	118,580
Time Warner Cable Inc.	2,000	274,360
Walt Disney Company (The)	10,000	800,700
		3,048,947
CONSUMER STAPLES - 0.67%
Archer-Daniels-Midland Company	4,000	173,560
Kroger Co. (The)	4,000	174,600
Wal-Mart Stores, Inc.	10,000	764,300
		1,112,460
ENERGY - 1.20%
ConocoPhillips	8,000	562,800
Devon Energy Corporation	3,000	200,790
EOG Resources, Inc.	2,000	392,340
Marathon Oil Corporation	2,000	71,040
Schlumberger Limited	8,000	780,000
		2,006,970
FINANCIALS - 2.31%
Allstate Corporation (The)	3,000	169,740
American International Group, Inc.	8,000	400,080
Bank of America Corporation	30,000	516,000
Bank of New York Mellon Corporation (The)	6,000	211,740
BB&T Corporation	5,000	200,850
Capital One Financial Corporation	3,000	231,480
JPMorgan Chase & Co.	20,000	1,214,200
Marsh & McLennan Companies, Inc.	4,000	197,200
MetLife, Inc.	9,000	475,200
Prudential Financial, Inc.	3,000	253,950
		3,870,440
HEALTH CARE - 1.75%
Abbott Laboratories	13,000	500,630
AbbVie Inc.	3,000	154,200
Allergan, Inc.	2,500	310,250
Amgen Inc.	4,000	493,360
Boston Scientific Corporation *	2,000	27,040
Cardinal Health, Inc.	6,000	419,880
Medtronic, Inc.	6,000	369,240
St. Jude Medical, Inc.	3,000	196,170
Wellpoint, Inc.	4,500	447,975
		2,918,745
INDUSTRIALS - 2.04%
Deere & Company	3,000	272,400
General Dynamics Corporation	3,000	326,760
General Electric Company	90,000	2,330,100
Lockheed Martin Corporation	3,000	489,720
		3,418,980

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2014 (Unaudited)

Description	No. of Shares	Value
INFORMATION TECHNOLOGY - 2.40%
Corning, Inc.	9,000	$187,380
Hewlett-Packard Company	12,400	401,264
Intel Corporation	20,000	516,200
Microsoft Corporation	22,000	901,780
Oracle Corporation	15,000	613,650
QUALCOMM Incorporated	14,500	1,143,470
Yahoo! Inc. *	7,000	251,300
		4,015,044
MATERIALS - 0.31%
Dow Chemical Company (The)	10,500	510,195

UTILITIES - 0.14%
Exelon Corporation	7,000	234,920

TOTAL EQUITY SECURITIES (cost - $156,789,573)		165,305,011

SHORT-TERM INVESTMENTS - 1.65%
MONEY MARKET FUNDS - 1.65%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%^ (cost - $2,763,340)	2,763,340	2,763,340

TOTAL INVESTMENTS - 100.51% (cost - $159,552,913)		168,068,351

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.51)%		(846,071)

NET ASSETS - 100.00%		$167,222,280

*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of March 31, 2014.

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
NOTES TO SCHEDULE OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

Federal Income Tax Cost: The following information is computed on a tax basis for each item as of March 31, 2014:

Cost of portfolio investments	$159,590,893
Gross unrealized appreciation	$10,145,032
Gross unrealized depreciation	(1,667,574)
Net unrealized appreciation	$8,477,458

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and generally accepted accounting principles.   These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As required by the Fair Value Measurement and Disclosures Topic of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 - quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2 - quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 - model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund's investments carried at value:

VALUATION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*

Level 1 – Quoted Prices
Equity Investments	$165,305,011	$-
Short-Term Investments	2,763,340	-
Level 2 – Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$168,068,351	$-

*	Other financial instruments include futures, forwards and swap contracts, if any.

The  breakdown  of  the  Fund's   investments  into  major  categories  is  disclosed  in  its  Schedule  of Investments.

As of March 31, 2014, the Fund did not have any transfers in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at March 31, 2014.

The disclosures for the Fund's fiscal year beginning January 1, 2014 relate to presenting separately any Level 3 purchases, sales, issuances and settlements on a gross basis instead of one net amount. Management has evaluated the impact of ASU No. 2010-6 for the required disclosures.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013.  ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company.  FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company.  Although still evaluating the potential impacts of ASU 2013-08 to the Fund, the Investment Manager does not expect the adoption of the ASU to have an effect on the Fund.

The   Fund   is   exposed   to   financial   market   risks,   including   the   valuations   of   its   investment portfolio. During the three months ended March 31, 2014, the Fund did not engage in derivative instruments and other hedging activities.

The Fund has evaluated the need for additional disclosures and/or adjustments resulting through the date its financial statements were issued.  Based on this evaluation, no additional disclosures or adjustments were required to such Schedule of Investments.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on March 4, 2014 with a file number 811-22066.

Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.cornerstoneprogressivereturnfund.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.  Controls and Procedures.

(a)   Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Progressive Return Fund

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	May 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	May 16, 2014

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer (Principal Financial Officer)

Date	May 16, 2014

* Print the name and title of each signing officer under his or her signature.